Equity - Additional Information (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Thousands											1 Months Ended	12 Months Ended
		Apr. 16, 2018	Jan. 26, 2016	Jan. 28, 2014	Jan. 29, 2013	Oct. 16, 2012	Oct. 12, 2012	Jun. 05, 2012	May 08, 2012	Sep. 23, 2011	Nov. 30, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 19, 2019	Jul. 18, 2017	Mar. 06, 2017	Mar. 03, 2017	Jun. 08, 2015	Nov. 05, 2013
Disclosure Of Classes Of Share Capital [Line Items]
Payments on redemption of preferred shares												₱ 11,000	₱ 8,000	₱ 13,000
Liability from redemption of preferred shares												₱ 7,851,000	7,862,000
Number of shares approved to buyback in share buyback program												5,000,000
Percentage of ownership interest approved to buyback in share buyback program												3.00%
Number of shares buyback pursuant to share buyback Program		15,000,000									2,720,000
Weighted average price per share pursuant to share buyback program											₱ 2,388
Total consideration pursuant to share buyback program											₱ 6,505,000
Distributions paid												₱ 15,630,000	13,902,000	16,545,000
Consolidated unappropriated retained earnings												18,063,000	12,081,000
Parent Company’s unappropriated retained earnings												35,182,000	32,553,000
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments												17,119,000	20,472,000
Perpetual notes facility agreement [Member] | Smart [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Perpetual notes issued															₱ 4,700,000	₱ 1,100,000	₱ 1,590,000	₱ 2,610,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement March 2017 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction												35,000
Distributions paid												236,000	236,000	177,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement July 2017 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction														₱ 5,000
Distributions paid												57,000	57,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement 2019 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction												35,000
Distributions paid												70,000
Accrued expenses and other current liabilities [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares												₱ 7,851,000	₱ 7,862,000
Series II 10% Percent Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate			10.00%
Funds set aside for redemption of shares			₱ 4
Holding period for redemption trust fund			10 years
Series KK 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized			20,000
Cumulative dividends annual rate												10.00%
Conversion price equivalent percentage												10.00%
Par value												₱ 10.00
Period required for redemption of shares after issuance												5 years
Series JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized																				50,000
Number of shares issued																			870
Cumulative dividends annual rate												10.00%
Period required for redemption of shares after issuance												5 years
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued												300,000,000
Cumulative dividends annual rate												13.50%
Initial capitalization amount												₱ 3,000,000
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized								150,000,000				150,000,000	150,000,000
Number of shares issued												150,000,000	150,000,000
Cumulative dividends annual rate							6.50%
Par value								₱ 1.00
Minimum capital stock percentage required to own by citizens of Philippines								60.00%
Minimum percentage of number of board of directors to be citizens of Philippines								60.00%
Minimum percentage of funds to accrue to the benefit of citizens of the Philippines, or Qualified Owners								60.00%
Initial capitalization amount												₱ 150,000	₱ 150,000
Voting Preferred Stock [Member] | Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued						150,000,000
Par value						₱ 1.00
Initial capitalization amount						₱ 150,000
Voting Preferred Stock [Member] | NTT Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner						12.00%						12.00%
Voting Preferred Stock [Member] | First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner						15.00%
Voting Preferred Stock [Member] | JG Summit Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner						5.00%
Non-voting Serial Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized								807,500,000				388,000,000	388,000,000
Number of shares issued	[1]											300,000,000	300,000,000
Par value								₱ 10.00
Initial capitalization amount												₱ 360,000	₱ 360,000
Series A to FF 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate										10.00%
Funds set aside for redemption of shares										₱ 4,029,000
Amount of unclaimed dividends										4,143,000
Total funds for redemption of shares										₱ 8,172,000
Holding period for redemption trust fund										10 years
Series GG 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate									10.00%
Funds set aside for redemption of shares									₱ 236
Amount of unclaimed dividends									74
Total funds for redemption of shares									₱ 310
Holding period for redemption trust fund									10 years
Series of HH 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate				10.00%	10.00%
Funds set aside for redemption of shares				₱ 2	₱ 24
Amount of unclaimed dividends				1	6
Total funds for redemption of shares				₱ 3	₱ 30
Holding period for redemption trust fund				10 years	10 years

[1]	Includes 300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.